ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2216 anngharaad.reid@us.ing.com
November 29, 2005	BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
Re:

Security Life of Denver Insurance Company
Security Life Separate Account L1
Post-Effective Amendment No. 22 to Registration Statement on Form N-6
Prospectus Title: FirstLine and FirstLine II VUL
File Nos.: 033-74190 and 811-08292
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of Security Life of Denver Insurance Company and its Security Life Separate Account L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on November 23, 2005.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation